Consolidated Statements of Financial Position (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Of Financial Position [Abstract]
Contract with Customer, Asset, Allowance for Credit Loss, Current	$ 673	$ 4,096
Accounts Receivable, Allowance for Credit Loss, Current	8,642	25,035
Financing Receivable, Allowance for Credit Loss, Current	$ 4,049	$ 5,859
Ordinary shares, Par or Stated Value Per Share	$ 0.001	$ 0.01
Common Stock, Shares Authorized	20,000,000,000	125,157,540
Common Stock, Shares, Issued	723,715,147	125,157,540
Common Stock, Shares, Outstanding	723,715,147	125,157,540